Revenue from contracts with customers - Assets and liabilities related to contracts with customers (Details) - GBP (£) £ in Thousands	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Revenue from contracts with customers
Contract liabilities - deferred revenue at beginning of period	£ (223,500)	£ (217,597)
Recognized in revenue during the period	183,186	180,512
Cash received/amounts invoiced during the period	(150,019)	(186,415)
Contract liabilities - deferred revenue at end of period	(190,333)	(223,500)
Current contract assets and contract liabilities
Revenue from contracts with customers
Contract assets - accrued revenue at beginning of period	39,532	38,018
Recognized in revenue during the period	44,383	39,532
Cash received/amounts invoiced during the period	(37,949)	(38,018)
Contract assets - accrued revenue at end of period	45,966	39,532
Contract liabilities - deferred revenue at beginning of period	(190,146)	(180,512)
Recognized in revenue during the period	183,186	180,512
Cash received/amounts invoiced during the period	(150,019)	(180,494)
Reclassified to current during the period	(14,595)	(9,652)
Contract liabilities - deferred revenue at end of period	(171,574)	(190,146)
Non-current contract assets and contract liabilities
Revenue from contracts with customers
Contract liabilities - deferred revenue at beginning of period	(33,354)	(37,085)
Cash received/amounts invoiced during the period		(5,921)
Reclassified to current during the period	14,595	9,652
Contract liabilities - deferred revenue at end of period	£ (18,759)	£ (33,354)